Non-controlling interests - The group's material non-controlling interests (Details) - USD ($) $ in Thousands			9 Months Ended	12 Months Ended
	Oct. 01, 2025	Dec. 31, 2024	Oct. 01, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about business combination [line items]
Non-controlling interests percentage	26.73%	26.73%
Non-current assets		$ 127,427		$ 120,876	$ 127,427
Current assets		86,148		85,197	86,148
Non-current liabilities		(5,678)		(20,994)	(5,678)
Amount due to a related company		(36,551)		(28,713)	(36,551)
Equity attributable to equity shareholder of the parent Company		170,389		156,459	170,389
Non-controlling interests		957		(93)	957
Revenue				92,390	15,936	$ 6,155
Loss for the year				(39,978)	(49,806)	(64,777)
Loss attributable to equity shareholder of the parent Company				(37,709)	(46,304)	(62,724)
Loss attributable to non-controlling interests				(2,269)	(3,502)	(2,053)
Other comprehensive income/(expense) for the year				616	(721)	1,795
Total comprehensive expense attributable to equity shareholder of the parent Company				(37,159)	(46,785)	(61,112)
Total comprehensive expense attributable to non-controlling interests				(2,203)	(3,742)	(1,870)
Total comprehensive expense for the year				(39,362)	(50,527)	(62,982)
Net cash (outflow)/inflow from operating activities				(21,826)	(28,874)	(13,765)
Net cash outflow from investing activities				(35,694)	38,541	(82,952)
Net cash outflow from financing activities				37,467	(3,343)	(4,704)
Net (decrease)/increase in cash and cash equivalents				$ (20,053)	6,324	$ (101,421)
Subsidiaries with material non-controlling interests
Disclosure of detailed information about business combination [line items]
Non-current assets	$ 44,120	27,549	$ 44,120		27,549
Current assets	7,380	13,304	7,380		13,304
Non-current liabilities	(3,128)	(4,297)	(3,128)		(4,297)
Amount due to a related company	(5,353)	(7,797)	(5,353)		(7,797)
Equity attributable to equity shareholder of the parent Company	44,187	21,072	44,187		21,072
Non-controlling interests	$ (1,168)	$ 7,687	(1,168)		7,687
Revenue			12,471		17,653
Expenses			(21,240)		(30,413)
Loss for the year			(8,769)		(12,760)
Loss attributable to equity shareholder of the parent Company			(6,425)		(9,397)
Loss attributable to non-controlling interests			(2,344)		(3,363)
Other comprehensive income/(expense) attributable to equity shareholder of the parent Company			184		(574)
Other comprehensive income/(expense) attributable to non-controlling interests			66		(210)
Other comprehensive income/(expense) for the year			250		(784)
Total comprehensive expense attributable to equity shareholder of the parent Company			(6,241)		(9,971)
Total comprehensive expense attributable to non-controlling interests			(2,278)		(3,573)
Total comprehensive expense for the year			(8,519)		(13,544)
Net cash (outflow)/inflow from operating activities			(3,536)		5,483
Net cash outflow from investing activities			(238)		(318)
Net cash outflow from financing activities			(961)		(1,413)
Net (decrease)/increase in cash and cash equivalents			(4,735)		3,752
Dividends paid to non-controlling interests			$ 0		$ 0